Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Grant Timing and SAR Exercise Price
The Company’s practice is to grant annual stock awards each year after approval by the Board or its delegate, but not earlier than the second trading day following the Company’s annual earnings conference call for the prior fiscal year. This timing is designed to minimize the possibility that the Company could grant stock awards prior to the release of material, non-public information that may result in an increase or decrease in its stock price, even though the dollar value of the equity awards is established in early February. Non-Employee Director Deferred Share Awards (“Deferred Share Award”) are generally granted to directors each year on or about the first full trading day that is in an open trading window following the Company’s Annual Meeting. In addition, directors may elect to receive all or part of their director fees in the form of SARs, which, if so elected, are granted on the same day as Deferred Share Awards. Supplemental stock awards may be granted throughout the year, but not during Company-imposed trading black-out periods and are intended not to be granted close in time prior to or after the release of material non-public information. The Company also maintains the Marriott International, Inc. Employee Stock Purchase Plan, under which eligible employees may enroll to purchase shares at a discount with purchase dates generally in January and July using payroll deductions accumulated during the prior six-month period. The Company does not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
Executives and directors derive value from their SARs based on the appreciation in the value of the underlying shares of Company stock. For purposes of measuring this appreciation, the Company sets the exercise or base price as the average of the high and low quoted prices of the Company stock on the date the awards are granted. This average price valuation is common practice and offers no inherent pricing advantage to the recipient or the Company.

Award Timing Method	The Company’s practice is to grant annual stock awards each year after approval by the Board or its delegate, but not earlier than the second trading day following the Company’s annual earnings conference call for the prior fiscal year.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	This timing is designed to minimize the possibility that the Company could grant stock awards prior to the release of material, non-public information that may result in an increase or decrease in its stock price, even though the dollar value of the equity awards is established in early February. Non-Employee Director Deferred Share Awards (“Deferred Share Award”) are generally granted to directors each year on or about the first full trading day that is in an open trading window following the Company’s Annual Meeting. In addition, directors may elect to receive all or part of their director fees in the form of SARs, which, if so elected, are granted on the same day as Deferred Share Awards. Supplemental stock awards may be granted throughout the year, but not during Company-imposed trading black-out periods and are intended not to be granted close in time prior to or after the release of material non-public information. The Company also maintains the Marriott International, Inc. Employee Stock Purchase Plan, under which eligible employees may enroll to purchase shares at a discount with purchase dates generally in January and July using payroll deductions accumulated during the prior six-month period. The Company does not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false